MET INVESTORS SERIES TRUST

                       METLIFE INVESTORS INSURANCE COMPANY
                 MetLife Investors Variable Annuity Account One
                   MetLife Investors Variable Life Account One

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 MetLife Investors Variable Annuity Account Five
                  MetLife Investors Variable Life Account Five

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              First MetLife Investors Variable Annuity Account One

                         Supplement dated March 2, 2001


1. The following correction is made to page 39 of the Met Investors Series Trust prospectus dated February 12, 2001:

         The expense limitation for the Lord Abbett Developing Growth Portfolio is 0.95% of the Portfolio's daily net assets.

2. The following correction is made to the Investment Portfolio/Fund Expense table for Met Investors Series Trust - Lord Abbett Developing Growth Portfolio in the Supplement dated February 12, 2001 to the product prospectus:

          Lord Abbett Developing Growth Portfolio:

          Management Fees (after fee waiver) 0.61%

          Other Expenses (after expense reimbursement) 0.34%

          Total Annual Expenses (after expense reimbursement) 0.95%

          The footnote to the expense table is also corrected to reflect that the Lord Abbett Developing Growth Portfolio total annual expense limitation is 0.95%.

3. The following examples replace the examples contained in the Supplement dated February 12, 2001 to the product prospectus with respect to the Lord Abbett Developing Growth Portfolio, as applicable:

    MetLife Investors Variable Annuity Account One (except for the Series A Variable Annuity)

        a)  $74.80        a) $121.17      a) $175.00      a) $276.23
        b)  $24.80        b) $ 76.17      b) $130.00      b) $276.23

    MetLife Investors Variable Annuity Account One (Series A Variable Annuity)

            $75.73           $113.76         $154.01         $265.27

    MetLife Investors Variable Annuity Account Five (except for the Series A Variable Annuity)

        a)  $74.80        a) $121.17      a) $175.00      a) $276.23
        b)  $24.80        b) $ 76.17      b) $130.00      b) $276.23

    MetLife Investors Variable Annuity Account Five (Series A Variable Annuity)

            $75.73           $113.76         $154.01         $265.27

    First MetLife Investors Variable Annuity Account One

        a)  $94.80        a) $121.17      a) $157.00      a) $276.23
        b)  $24.80        b) $ 76.17      b) $130.00      b) $276.23


CL-7062 (3/01)                                                  21-SUPP-0301